N-4	Dec. 31, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	RiverSource Life Insurance Co
Entity Central Index Key	0000727892
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false